Cover	Jun. 06, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 06, 2023
Current Fiscal Year End Date	--12-31
Entity File Number	001-36120
Entity Registrant Name	ANTERO RESOURCES CORPORATION
Entity Central Index Key	0001433270
Entity Tax Identification Number	80-0162034
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1615 Wynkoop Street
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80202
City Area Code	303
Local Phone Number	357-7310
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 Per Share
Trading Symbol	AR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false